SCHEDULE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments Financial Risks And Capital Risks Management
Financial assets at amortized cost	$ 11,891,291	$ 14,238,660
Financial liabilities at amortized cost	$ (34,135,421)	$ (50,877,141)